Cover	Nov. 30, 2022
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendmen No.1
Entity Emerging Growth Company	false
Document Period End Date	Nov. 30, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505708
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56291
Entity Address Address Line 1	1300 N. Florida Mango Road
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33409
City Area Code	561
Local Phone Number	235-2295
Entity Address Address Line 2	Suite 30